Investment Objectives and Goals	Aug. 28, 2026
Defiance Daily Target 2X Short RGTI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT RGTI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Rigetti Computing, Inc. (Nasdaq: RGTI) The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Short QBTS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X SHORT QBTS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of D-Wave Quantum Inc. (NYSE: QBTS) The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily 2X Space ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY 2X SPACE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed portfolio of one or more space securities (described below) for a single day (the portfolio of equity securities is referred to as the “Target Portfolio”).

Defiance Daily Target 2X Long CLF ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG CLF ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Cleveland-Cliffs Inc. (NYSE: CLF). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long PLUG ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PLUG ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Plug Power, Inc. (NASDAQ: PLUG). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long UUUU ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG UUUU ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Energy Fuels Inc. (NYSE American: UUUU). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long CCJ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG CCJ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Cameco Corporation (NYSE: CCJ). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long DNN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG DNN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Denison Mines Corp. (NYSE American: DNN). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long HL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG HL ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of the Hecla Mining Company (NYSE: HL). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long NDAQ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG NDAQ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Nasdaq, Inc. (NASDAQ: NDAQ). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long PAAS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PAAS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Pan American Silver Corp. (NYSE: PAAS). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long PATH ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PATH ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of UiPath, Inc. (NYSE: PATH). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long POET ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG POET ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Poet Technologies Inc. (NASDAQ: POET). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long VISN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG VISN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Vistance Networks, Inc. (Nasdaq: VISN). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long AMKR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG AMKR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Amkor Technology, Inc. (Nasdaq: AMKR). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long SOFI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SOFI ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoFi Technologies, Inc. (Nasdaq: SOFI). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long AMAT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG AMAT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Applied Materials, Inc. (Nasdaq: AMAT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long ORCL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG ORCL ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oracle Corporation (NYSE: ORCL). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long FSLR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG FSLR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of First Solar, Inc. (Nasdaq: FSLR). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long BE ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG BE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Bloom Energy Corporation (NYSE: BE). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long BIIB ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG BIIB ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Biogen Inc. (Nasdaq: BIIB). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long BTQ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG BTQ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of BTQ Technologies Corp. (Nasdaq: BTQ). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long DYNC ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG DYNC ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Dynamix Corporation (Nasdaq: DYNC). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long JBLU ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG JBLU ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of JetBlue Airways Corporation (Nasdaq: JBLU). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long NOK ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG NOK ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Nokia Corporation - ADR (NYSE: NOK). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long OXY ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG OXY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Occidental Petroleum Corporation (NYSE: OXY). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long RMBS ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG RMBS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rambus Inc. (Nasdaq: RMBS). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long VRTX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG VRTX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Vertex Pharmaceuticals Incorporated (Nasdaq: VRTX). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long WING ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG WING ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Wingstop Inc. (Nasdaq: WING). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long ZIM ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG ZIM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of ZIM Integrated Shipping Services Ltd. (NYSE: ZIM). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.